RESTRUCTURING 1 (Details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)			15
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)				1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				5
Number of independent broker valuations (in number of valuations)				3
Proceeds from sale of shares in subsidiaries				$ 128,882,000
Outstanding newbuilding installments transferred				325,500,000
Debt transferred			(666,318,000)	666,318,000
Fair market value of assets sold to Frontline 2012				1,120,700,000
Net book value of vessels sold				(864,865,000)
Net book value of newbuilding contracts sold				(237,057,000)
Outstanding newbuilding installments transferred				(325,500,000)
Legal fees				(250,000)
Loss on sale				306,972,000
Working Capital balances purchased				10,500,000
Shares issued	8,653,211	0	0				34,100,000	59,000,000	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 1	$ 2.50					$ 2.00				$ 2.00
Subscription price of ordinary shares issued (in dollars per share)							$ 6.60	$ 5.25			$ 2.85
Proceeds from Issuance of Private Placement									285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)								1,143,000	8,771,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)					5.40%	7.90%	5.40%	6.30%	8.80%	7.90%
Payment to participate in private placement of Frontline 2012									25,000,000
Operating fleet prior to restructuring (in units)			58
Operating fleet following restructuring (in units)			48
Number of vessels owned through ITCL (in number of vessels)	9		9
Newbuilding commitments prior to restructuring			437,900,000
Newbuilding commitments following restructuring			$ 112,400,000
Number of Suezmax newbuilding contracts affected by restructuring			2